UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08342
Investment Company Act File Number

Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Global Macro Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 6.6%

	Principal
Security	Amount		Value
Brazil — 0.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,497,876	$6,448,940

Total Brazil (identified cost $5,729,723)			$6,448,940

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	2,128,000	$1,133,160

Total Congo (identified cost $840,243)			$1,133,160

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	2,265,350,098	$1,842,185
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	265,416,435	213,747

Total Costa Rica (identified cost $2,630,016)			$2,055,932

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,954,560

Total Georgia (identified cost $3,471,589)			$4,954,560

Ghana — 0.2%
Ghana Government Bond, 13.00%, 8/2/10	GHS	600,000	$405,369
Ghana Government Bond, 13.50%, 3/30/10	GHS	980,000	678,596
Ghana Government Bond, 13.67%, 6/11/12(2)	GHS	4,300,000	2,657,636
Ghana Government Bond, 13.69%, 3/15/10	GHS	1,900,000	1,319,822

Total Ghana (identified cost $8,304,637)			$5,061,423

Israel — 0.6%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	44,712,247	$14,052,280

Total Israel (identified cost $14,041,085)			$14,052,280

Macedonia — 0.4%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$8,256,888

Total Macedonia (identified cost $5,741,514)			$8,256,888

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	30,020,472	$9,948,235

Total Poland (identified cost $8,560,240)			$9,948,235

South Africa — 1.5%
Republic of South Africa, 6.50%, 6/2/14	USD	31,131,000	$34,088,445

Total South Africa (identified cost $34,188,773)			$34,088,445

	Principal
Security	Amount		Value
Turkey — 2.5%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	13,115,550	$10,620,375
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	21,143,133	16,117,798
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	36,654,596	31,811,806

Total Turkey (identified cost $44,201,378)			$58,549,979

Uruguay — 0.4%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	171,448,915	$8,632,425

Total Uruguay (identified cost $7,401,579)			$8,632,425

Total Foreign Government Bonds (identified cost $135,110,777)			$153,182,267

Foreign Corporate Bonds & Notes — 0.2%

	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(1)	USD	3,490,651	$3,661,722

Total Chile (identified cost $3,000,000)			$3,661,722

Indonesia — 0.0%
APP Finance VI, 0.00%, 11/18/12(3)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(3)	USD	2,000,000	10,000

Total Indonesia (identified cost $3,225,529)			$30,000

Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(4)	USD	1,670,000	$1,544,750

Total Kazakhstan (identified cost $1,400,205)			$1,544,750

Total Foreign Corporate Bonds & Notes (identified cost $7,625,734)			$5,236,472

Debt Obligations — United States — 56.0%

Corporate Bonds & Notes — 0.1%

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$624,900
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,013,132

Total Corporate Bonds & Notes (identified cost $1,528,708)		$1,638,032

Collateralized Mortgage Obligations — 5.7%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$422,657	$477,130
Series 1548, Class Z, 7.00%, 7/15/23	538,782	571,701

	Principal
Security	Amount	Value
Series 1650, Class K, 6.50%, 1/15/24	$3,433,317	$3,738,553
Series 1817, Class Z, 6.50%, 2/15/26	468,828	506,146
Series 1927, Class ZA, 6.50%, 1/15/27	1,777,053	1,875,041
Series 2127, Class PG, 6.25%, 2/15/29	2,177,450	2,347,072

		$9,515,643

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(5)	$1,819,734	$1,855,773
Series 1993-16, Class Z, 7.50%, 2/25/23	1,765,336	1,998,669
Series 1993-79, Class PL, 7.00%, 6/25/23	1,324,345	1,489,454
Series 1993-104, Class ZB, 6.50%, 7/25/23	552,571	610,621
Series 1993-121, Class Z, 7.00%, 7/25/23	8,350,570	9,392,515
Series 1993-141, Class Z, 7.00%, 8/25/23	1,376,382	1,553,955
Series 1994-42, Class ZQ, 7.00%, 4/25/24	8,445,498	9,510,050
Series 1994-79, Class Z, 7.00%, 4/25/24	1,648,592	1,855,915
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,129,672	1,301,758
Series 1996-35, Class Z, 7.00%, 7/25/26	433,542	488,716
Series 1998-16, Class H, 7.00%, 4/18/28	1,127,645	1,278,550
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,840,070	2,019,201
Series 1999-25, Class Z, 6.00%, 6/25/29	3,656,408	3,977,759
Series 2000-2, Class ZE, 7.50%, 2/25/30	494,690	563,830
Series 2000-49, Class A, 8.00%, 3/18/27	1,418,897	1,645,566
Series 2001-31, Class ZA, 6.00%, 7/25/31	20,103,689	21,737,574
Series 2001-37, Class GA, 8.00%, 7/25/16	162,038	177,683
Series 2009-48, Class WA, 5.84%, 7/25/39(6)	17,721,431	19,134,530
Series G48, Class Z, 7.10%, 12/25/21	1,373,120	1,524,989
Series G92-60, Class Z, 7.00%, 10/25/22	3,683,758	4,081,138
Series G93-1, Class K, 6.675%, 1/25/23	1,982,057	2,200,456
Series G93-31, Class PN, 7.00%, 9/25/23	6,296,662	7,011,431
Series G93-41, Class ZQ, 7.00%, 12/25/23	12,632,203	14,065,545

		$109,475,678

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26	$1,121,587	$1,232,092
Series 1999-42, Class Z, 8.00%, 11/16/29	2,892,565	3,233,256
Series 2001-21, Class Z, 9.00%, 3/16/30	4,179,667	5,007,133
Series 2001-35, Class K, 6.45%, 10/26/23	463,045	505,145
Series 2002-48, Class OC, 6.00%, 9/16/30	3,811,298	3,980,753

		$13,958,379

Total Collateralized Mortgage Obligations (identified cost $127,871,371)		$132,949,700

Commercial Mortgage-Backed Securities — 1.0%

	Principal
Security	Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44(6)	$9,960,000	$8,895,639
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(6)	7,000,000	7,187,909
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(6)	6,000,000	6,089,344

Total Commercial Mortgage-Backed Securities (identified cost $22,656,292)		$22,172,892

Mortgage Pass-Throughs — 41.0%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.932%, with maturity at 2035(7)	$8,710,351	$8,946,480
3.404%, with maturity at 2029(7)	1,858,252	1,901,271

	Principal
Security	Amount	Value
4.179%, with maturity at 2023(7)	$711,970	$742,006
4.314%, with maturity at 2030(7)	2,482,889	2,587,637
4.50%, with maturity at 2018	7,371,172	7,763,828
5.00%, with various maturities to 2019	9,852,209	10,536,403
5.50%, with various maturities to 2013	9,070,053	9,709,417
6.00%, with various maturities to 2035(8)	72,245,136	78,280,249
6.50%, with various maturities to 2033	29,703,460	32,684,292
6.60%, with maturity at 2030	3,663,000	4,038,846
7.00%, with various maturities to 2035	45,950,280	51,395,485
7.31%, with maturity at 2026	422,612	481,075
7.50%, with various maturities to 2035	39,814,880	45,322,735
7.95%, with maturity at 2022	600,900	690,659
8.00%, with various maturities to 2031	8,249,350	9,574,770
8.15%, with maturity at 2021	336,755	391,575
8.30%, with maturity at 2021	159,008	177,681
8.47%, with maturity at 2018	267,370	303,829
8.50%, with various maturities to 2028	1,732,746	2,022,190
9.00%, with various maturities to 2027	3,333,513	3,918,330
9.50%, with various maturities to 2027	323,888	379,634
9.75%, with various maturities to 2020	7,872	9,092
10.00%, with various maturities to 2020	1,160,729	1,333,189
10.50%, with maturity at 2021	558,197	656,446
11.00%, with maturity at 2016	820,067	940,670
13.25%, with maturity at 2013	800	848

		$274,788,637

Federal National Mortgage Association:
2.509%, with various maturities to 2035(7)	$33,107,341	$34,205,387
2.522%, with various maturities to 2033(7)	29,179,113	30,055,696
2.659%, with maturity at 2025(7)	1,927,791	1,992,021
2.756%, with maturity at 2028(7)	331,544	341,589
2.83%, with maturity at 2035(7)	7,349,053	7,570,120
2.859%, with maturity at 2024(7)	1,662,126	1,726,430
3.344%, with maturity at 2022(7)	3,455,134	3,542,041
3.763%, with maturity at 2023(7)	182,161	189,846
3.86%, with maturity at 2034(7)	5,282,583	5,502,919
4.005%, with maturity at 2035(7)	19,205,048	20,015,270
4.326%, with maturity at 2035(7)	14,369,059	14,975,261
4.50%, with various maturities to 2018	9,216,395	9,713,823
5.00%, with various maturities to 2018(8)	26,131,564	27,956,375
5.50%, with various maturities to 2018	4,094,982	4,411,837
6.00%, with various maturities to 2033	14,730,579	15,943,468
6.319%, with maturity at 2032(7)	6,125,411	6,383,829
6.50%, with various maturities to 2040	142,509,354	155,214,772
6.864%, with maturity at 2025(7)	696,004	737,656
7.00%, with various maturities to 2035(8)	111,989,478	124,883,570
7.50%, with various maturities to 2034	28,686,834	32,255,515
8.00%, with various maturities to 2030	10,388,173	11,985,813
8.50%, with various maturities to 2037	17,048,786	20,117,014
9.00%, with various maturities to 2032	3,046,281	3,514,543
9.036%, with maturity at 2028(6)	963,473	1,117,639
9.50%, with various maturities to 2031	4,989,339	5,935,161
10.50%, with maturity at 2029	526,671	635,159
11.00%, with maturity at 2016	55,638	61,797
11.017%, with maturity at 2027(6)	980,140	1,142,610
11.50%, with maturity at 2031	730,669	916,668

		$543,043,829

Government National Mortgage Association:
3.125%, with maturity at 2024(7)	$808,278	$835,490
6.50%, with various maturities to 2032	6,353,882	6,988,555

	Principal
Security	Amount	Value
7.00%, with various maturities to 2035	$63,050,819	$70,671,695
7.50%, with various maturities to 2031	10,685,151	12,158,014
7.75%, with maturity at 2019	39,917	45,606
8.00%, with various maturities to 2034	30,782,405	35,260,742
8.30%, with various maturities to 2020	201,753	228,192
8.50%, with various maturities to 2021	1,927,857	2,188,802
9.00%, with various maturities to 2025	631,442	738,124
9.50%, with various maturities to 2026	2,121,432	2,579,717

		$131,694,937

Total Mortgage Pass-Throughs (identified cost $922,270,019)		$949,527,403

U.S. Government Agency Obligations — 3.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Bank:
5.365%, with maturity at 2024	$6,700,000	$7,514,124
5.375%, with various maturities to 2024	22,000,000	24,437,422
5.75%, with maturity at 2026	14,850,000	16,886,722

		$48,838,268

United States Agency for International Development - Israel,
5.50%, with various maturities to 2024	$27,500,000	$30,403,250

		$30,403,250

Total U.S. Government Agency Obligations (identified cost $78,632,809)		$79,241,518

U.S. Treasury Obligations — 4.8%

	Principal
Security	Amount	Value
United States Treasury Bond, 7.88%, 2/15/21(8)	$1,500,000	$2,052,188
United States Treasury Notes, 4.63%, 7/31/12	50,000,000	54,359,400
United States Treasury Notes, 4.88%, 2/15/12	50,000,000	54,078,150

Total U.S. Treasury Obligations (identified cost $110,015,530)		$110,489,738

Total Debt Obligations — United States (identified cost $1,262,974,729)		$1,296,019,283

Common Stocks — 0.0%

Security	Shares	Value
China — 0.0%
APP China	8,155	$326,200

Total China (identified cost $1,522,635)		$326,200

Total Common Stocks (identified cost $1,522,635)		$326,200

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	18,447	EUR	1.41	4/29/10	$822,284
Japanese Yen Put Option	JPY	2,857,000	JPY	106.91	4/8/10	6,014

Total Currency Options Purchased (identified cost $987,347)						$828,298

Short-Term Investments — 44.6%

Foreign Government Securities — 17.3%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.6%
Chilean Government Bond, 6.00%, 7/1/10	CLP	7,215,000	$14,063,750

Total Chile (identified cost $14,982,559)			$14,063,750

Egypt — 5.9%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	87,525	$16,011,470
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	84,450	15,421,435
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	70,175	12,791,753
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	53,500	9,734,602
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	116,475	21,155,078
Egypt Treasury Bill, 0.00%, 3/23/10	EGP	20,950	3,784,475
Egypt Treasury Bill, 0.00%, 3/30/10	EGP	56,925	10,264,416
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	16,825	2,956,736
Egypt Treasury Bill, 0.00%, 7/13/10	EGP	74,000	12,949,865
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	18,950	3,294,959
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	16,700	2,852,812
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	87,500	14,913,266
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	14,250	2,411,953
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	19,400	3,283,641
Egypt Treasury Bill, 0.00%, 1/11/11	EGP	25,000	4,134,446

Total Egypt (identified cost $136,030,395)			$135,960,907

Iceland — 0.5%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	180,870	$1,196,576
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	700,700	4,609,333
Iceland Treasury Note, 7.00%, 3/17/10	ISK	743,684	4,923,282

Total Iceland (identified cost $10,641,159)			$10,729,191

Kazakhstan — 2.3%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	2,220,750	$14,992,875
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	826,467	5,576,739
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	3,937	26,560
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	2,658,019	17,889,150
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	2,145,212	14,401,020

Total Kazakhstan (identified cost $52,679,188)			$52,886,344

Lebanon — 5.0%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	4,480,000	$2,983,970
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	3,379,000	2,247,435

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	2,878,000	$1,911,238
Lebanon Treasury Bill, 0.00%, 3/11/10	LBP	7,500,000	4,972,293
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	15,127,980	10,029,533
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	7,675,000	5,079,157
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	10,544,000	6,964,380
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	18,810,000	12,388,525
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	19,520,000	12,779,648
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	11,433,000	7,469,814
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	12,690,060	8,264,058
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	24,880,900	16,188,089
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	2,682,000	1,724,720
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	6,760,200	4,329,501
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	3,897,910	2,493,909
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	2,439,470	1,557,115
Lebanon Treasury Bill, 0.00%, 12/2/10	LBP	2,500,000	1,591,953
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	2,350,000	1,492,818
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	3,487,360	2,209,924
Lebanon Treasury Bill, 0.00%, 1/13/11	LBP	3,150,000	1,991,207
Lebanon Treasury Note, 8.40%, 7/15/10	LBP	4,000,000	2,704,124
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	2,161,210	1,459,225
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	1,991,410	1,338,873
Lebanon Treasury Note, 11.30%, 4/8/10	LBP	2,200,000	1,482,552

Total Lebanon (identified cost $115,450,199)			$115,654,061

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	5,534,260	$4,755,264
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	7,990,140	6,844,663
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	3,575,030	3,060,817

Total South Korea (identified cost $15,005,918)			$14,660,744

Sri Lanka — 2.4%
Sri Lanka Government Bond, 7.60%, 4/1/10	LKR	189,310	$1,649,756
Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	766,310	6,818,044
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	980,450	8,539,450
Sri Lanka Treasury Bill, 0.00%, 4/9/10	LKR	590,820	5,077,136
Sri Lanka Treasury Bill, 0.00%, 4/30/10	LKR	59,560	509,416
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	1,083,150	9,249,430
Sri Lanka Treasury Bill, 0.00%, 5/14/10	LKR	58,810	501,391
Sri Lanka Treasury Bill, 0.00%, 7/9/10	LKR	1,170,980	9,851,552
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	1,621,010	13,613,373

Total Sri Lanka (identified cost $55,772,441)			$55,809,548

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	3,398,000	$677,663

Total Zambia (identified cost $675,310)			$677,663

Total Foreign Government Securities (identified cost $401,237,169)			$400,442,208

Repurchase Agreements(9) — 11.3%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC:
Dated 8/20/09, with an interest rate of 0.70%, collateralized by Philippines Government Bond with an interest rate of 9.375%, a maturity date of 1/18/17 and a market value of $3,132,812.	$2,972	$2,972,156
Dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $5,438,789.	5,147	5,147,152
Dated 12/14/09, with an interest rate of 0.65%, collateralized by El Salvador Government Bond with an interest rate of 7.65%, a maturity date of 6/15/35 and a market value of $5,147,182.	4,872	4,871,641
Dated 1/21/10, with an interest rate of 0.50%, collateralized by Venezuela Government Bond with an interest rate of 8.50%, a maturity date of 10/8/14 and a market value of $8,514,444.	8,431	8,430,586
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Brazil Government Bond with an interest rate of 7.125%, a maturity date of 1/20/37 and a market value of $22,189,583.	21,901	21,900,550
Citibank:
Dated 1/15/10 with an interest rate of 0.38%, collateralized by Venezuela Government Bond with an interest rate of 8.25%, a maturity date of 10/13/24 and a market value of $8,801,271.	9,311	9,310,600
Dated 1/20/10 with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.50%, a maturity date of 7/14/17 and a market value of $5,723,958.	5,798	5,797,500
Dated 1/22/10 with an interest rate of 0.38%, collateralized by Serbia Government Bond with an interest rate of 0.75%, a maturity date of 11/1/24 and a market value of $38,386,053.	37,575	37,575,310
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 11.00%, a maturity date of 1/14/13 and a market value of $24,976,449.	24,717	24,716,958
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.50%, a maturity date of 7/14/17 and a market value of $5,723,958.	5,827	5,827,000
Dated 1/22/10, with an interest rate of 0.38%, collateralized by Ukraine Government Bond with an interest rate of 6.75%, a maturity date of 11/14/17 and a market value of $10,318,200.	10,242	10,242,000
Dated 1/22/10, with an interest rate of 0.55%, collateralized by Dominican Republic Government Bond with an interest rate of 9.50%, a maturity date of 9/27/11 and a market value of $10,456,271.	10,402	10,401,601
Dated 1/28/10, with an interest rate of 0.55%, collateralized by Dominican Republic Government Bond with an interest rate of 9.50%, a maturity date of 9/27/11 and a market value of $5,228,137.	5,072	5,072,054
JPMorgan Chase:
Dated 11/12/09, with an interest rate of 0.45%, collateralized by Brazil Government Bond with an interest rate of 10.125%, a maturity date of 5/15/27 and a market value of $5,834,375.	5,960	5,960,000
Dated 12/15/09, with an interest rate of 0.45%, collateralized by South Africa Government Bond with an interest rate of 5.875%, a maturity date of 5/30/22 and a market value of $6,252,104.	6,210	6,210,000
Dated 12/18/09, with an interest rate of 0.45%, collateralized by Colombia Government Bond with an interest rate of 8.125%, a maturity date of 5/21/24 and a market value of $7,143,438.	7,176	7,176,000
Dated 1/7/10, with an interest rate of 0.45%, collateralized by Turkey Government Bond with an interest rate of 7.25%, a maturity date of 3/15/15 and a market value of $5,773,438.	5,725	5,725,000
Dated 1/14/10, with an interest rate of 0.45%, collateralized by Venezuela Government Bond with an interest rate of 1.25%, a maturity date of 4/20/11 and a market value of $9,203,122.	9,130	9,130,000
Dated 1/21/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 8.00%, a maturity date of 1/15/16 and a market value of $5,054,167.	5,835	5,835,000
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Indonesia Government Bond with an interest rate of 8.50%, a maturity date of 10/12/35 and a market value of $4,072,000.	4,828	4,828,000
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Philippines Government Bond with an interest rate of 9.50%, a maturity date of 2/2/30 and a market value of $8,704,333.	8,040	8,040,000

	Principal
	Amount
Description	(000’s omitted)	Value
Dated 1/22/10, with an interest rate of 0.45%, collateralized by Venezuela Government Bond with an interest rate of 7.75%, a maturity date of 10/13/19 and a market value of $7,080,347.	$7,050	$7,050,000
Dated 1/25/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 9.50%, a maturity date of 2/2/30 and a market value of $6,730,180.	6,730	6,730,000
Dated 1/26/10, with an interest rate of 0.40%, collateralized by Uruguay Government Bond with an interest rate of 8.00%, a maturity date of 11/18/22 and a market value of $9,328,000.	9,260	9,260,000
Dated 1/29/10, with an interest rate of 0.40%, collateralized by Turkey Government Bond with an interest rate of 7.25%, a maturity date of 3/15/15 and a market value of $8,082,812.	8,015	8,015,000
Dated 1/29/10, with an interest rate of 0.40%, collateralized by Venezuela Government Bond with an interest rate of 8.25%, a maturity date of 10/13/24 and a market value of $3,308,541.	3,388	3,387,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Peru Government Bond with an interest rate of 7.35%, a maturity date of 7/21/25 and a market value of $24,421,555.	21,518	21,517,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Uruguay Government Bond with an interest rate of 7.875%, a maturity date of 1/15/33 and a market value of $1,099,281.	1,096	1,096,000

Total Repurchase Agreements (identified cost $262,225,108)		$262,225,108

Other Securities — 16.0%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(10)	$199,160	$199,160,072
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)	171,623	171,623,165

Total Other Securities (identified cost $370,783,237)		$370,783,237

Total Short-Term Investments (identified cost $1,034,245,514)		$1,033,450,553

Total Investments — 107.5% (identified cost $2,442,466,736)		$2,489,043,073

Securities Sold Short — (3.6)%

	Principal
Security	Amount	Value
U.S. Treasury Obligations — (3.6)%
United States Treasury Bond, 3.50%, 2/15/39	$(23,000,000)	$(19,276,898)
United States Treasury Bond, 4.25%, 5/15/39	(29,590,000)	(28,360,180)
United States Treasury Bond, 4.50%, 8/15/39	(14,500,000)	(14,486,414)
United States Treasury Bond, 5.00%, 5/15/37	(18,100,000)	(19,675,279)

Total Securities Sold Short (proceeds $81,083,444)		$(81,798,771)

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Japanese Yen Call Option	JPY	4,078,000	JPY	76.3	4/8/10	$(37,046)

Total Currency Options Written (premiums received $522,711)						$(37,046)

Other Assets, Less Liabilities — (3.9)%						$(92,972,436)

Net Assets — 100.0%						$2,314,234,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CRC	-	Costa Rican Colon
EGP	-	Egyptian Pound
EUR	-	Euro
GHS	-	Ghanaian Cedi
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazak Tenge
LBP	-	Lebanese Pound
LKR	-	Sri Lankan Rupee
PLN	-	Polish Zloty
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Currently the issuer is in default with respect to interest payments.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(5)	Floating-rate security.
(6)	Weighted average fixed-rate coupon that changes/updates monthly.
(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.
(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $2,444, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 980,450,000	United States Dollar 8,354,921	$(192,564)
2/8/10	South African Rand 143,271,407	United States Dollar 19,587,046	816,036
2/8/10	South African Rand 141,185,094	United States Dollar 19,274,942	777,275
2/8/10	South African Rand 23,000,000	United States Dollar 3,091,813	78,419
2/19/10	Euro 28,120,000	United States Dollar 40,757,128	1,770,481
2/25/10	Euro 19,754,414	United States Dollar 27,888,886	501,032
2/25/10	Japanese Yen 1,934,000,000	United States Dollar 21,445,997	18,616
2/25/10	Japanese Yen 1,943,427,148	United States Dollar 21,489,815	(42,012)
3/2/10	Chilean Peso 5,713,000,000	United States Dollar 11,158,203	251,368
4/1/10	Sri Lankan Rupee 196,503,780	United States Dollar 1,685,570	(15,183)
4/9/10	Sri Lankan Rupee 590,820,000	United States Dollar 5,071,416	(37,396)
4/30/10	Sri Lankan Rupee 59,560,000	United States Dollar 511,245	(2,302)
5/7/10	Sri Lankan Rupee 119,880,000	United States Dollar 1,022,867	(9,840)
5/7/10	Sri Lankan Rupee 441,860,000	United States Dollar 3,770,137	(36,270)
5/7/10	Sri Lankan Rupee 521,410,000	United States Dollar 4,446,994	(44,697)
5/14/10	Sri Lankan Rupee 58,810,000	United States Dollar 503,295	(2,880)
5/17/10	Sri Lankan Rupee 825,699,025	United States Dollar 7,054,242	(49,838)
7/6/10	Chilean Peso 4,345,000,000	United States Dollar 8,871,873	549,205
7/6/10	Chilean Peso 2,111,500,000	United States Dollar 4,301,722	257,230
7/6/10	Chilean Peso 967,100,000	United States Dollar 1,982,372	129,931
7/9/10	Sri Lankan Rupee 1,170,980,000	United States Dollar 9,999,829	(8,500)
7/16/10	Sri Lankan Rupee 1,621,010,000	United States Dollar 13,795,830	(46,833)
7/20/10	Kazak Tenge 724,740,200	United States Dollar 4,446,259	(481,649)
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,776,579	(337,229)
7/21/10	Kazak Tenge 719,872,000	United States Dollar 4,443,654	(451,309)
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,688,718	(343,397)

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
7/23/10	Kazak Tenge 722,665,700	United States Dollar 4,454,026	$(460,247)
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,657,635	(382,964)

			$2,204,483

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 11,959,337,900	United States Dollar 2,627,387	$(4,725)
2/3/10	Russian Ruble 253,100,000	United States Dollar 8,551,831	(219,333)
2/3/10	Russian Ruble 338,866,000	United States Dollar 11,455,142	(299,075)
2/4/10	Indian Rupee 306,080,000	United States Dollar 6,613,656	13,860
2/4/10	Malaysian Ringgit 20,300,000	United States Dollar 5,912,162	37,988
2/5/10	Zambian Kwacha 8,863,039,524	United States Dollar 1,932,545	10,338
2/8/10	Indian Rupee 514,260,000	United States Dollar 11,131,169	(2,323)
2/8/10	New Turkish Lira 49,587,374	United States Dollar 33,409,607	(318,818)
2/8/10	Polish Zloty 78,973,953	Euro 19,276,985	300,590
2/8/10	Polish Zloty 30,670,000	Euro 7,472,104	136,460
2/8/10	Polish Zloty 27,354,591	Euro 6,671,737	111,500
2/8/10	Polish Zloty 9,000,000	Euro 2,212,335	12,768
2/8/10	Polish Zloty 10,450,000	Euro 2,595,757	(22,597)
2/9/10	Indian Rupee 502,052,000	United States Dollar 10,750,578	112,527
2/9/10	Indian Rupee 502,052,000	United States Dollar 10,755,184	107,921
2/11/10	Mexican Peso 193,476,000	United States Dollar 15,112,951	(334,766)
2/11/10	Russian Ruble 581,400,000	United States Dollar 19,087,328	32,021
2/16/10	Australian Dollar 10,876,300	United States Dollar 10,030,124	(422,514)
2/16/10	Indian Rupee 202,200,000	United States Dollar 4,428,384	(57,673)
2/16/10	Indian Rupee 551,810,000	United States Dollar 12,154,405	(226,602)
2/16/10	Indonesian Rupiah 18,838,000,000	United States Dollar 2,042,060	(34,279)
2/16/10	Indonesian Rupiah 55,064,550,000	United States Dollar 6,021,932	(153,075)
2/16/10	Israeli Shekel 25,500,000	United States Dollar 6,829,138	2,790
2/16/10	South Korean Won 1,835,000,000	United States Dollar 1,627,206	(48,202)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/16/10	South Korean Won 12,138,100,000	United States Dollar 10,790,381	$(345,636)
2/18/10	Colombian Peso 13,574,303,631	United States Dollar 6,773,605	58,001
2/19/10	Indian Rupee 233,600,000	United States Dollar 5,114,955	(67,672)
2/19/10	Norwegian Krone 87,400,000	Euro 10,629,371	7,582
2/22/10	Australian Dollar 5,954,800	United States Dollar 5,480,977	(224,090)
2/22/10	Indian Rupee 193,900,000	United States Dollar 4,140,508	47,203
2/22/10	Indonesian Rupiah 29,492,000,000	United States Dollar 3,176,306	(37,667)
2/22/10	Malaysian Ringgit 19,030,000	United States Dollar 5,699,311	(131,379)
2/22/10	South Korean Won 3,593,000,000	United States Dollar 3,185,001	(93,679)
2/25/10	Indian Rupee 194,300,000	United States Dollar 4,221,160	(26,606)
2/25/10	Indian Rupee 295,000,000	United States Dollar 6,401,910	(33,441)
2/25/10	Indonesian Rupiah 141,535,000,000	United States Dollar 15,018,570	32,913
2/25/10	Indonesian Rupiah 20,561,000,000	United States Dollar 2,200,214	(13,663)
2/25/10	Norwegian Krone 141,661,300	Euro 17,379,835	(203,727)
2/26/10	Indian Rupee 500,400,000	United States Dollar 10,798,446	2,664
2/26/10	South Korean Won 14,764,000,000	United States Dollar 12,726,709	(25,323)
3/2/10	Brazilian Real 36,856,009	United States Dollar 19,642,919	(187,164)
3/2/10	Brazilian Real 20,640,000	United States Dollar 11,138,694	(243,136)
3/11/10	Indonesian Rupiah 44,665,000,000	United States Dollar 4,821,872	(82,377)
3/31/10	Indonesian Rupiah 113,973,000,000	United States Dollar 12,055,532	12,765
4/13/10	Ghanaian Cedi 6,220,000	United States Dollar 3,918,110	293,546
4/13/10	Ghanaian Cedi 66,150	United States Dollar 41,809	2,982
5/26/10	Zambian Kwacha 13,174,300,000	United States Dollar 2,226,893	616,697
5/27/10	Zambian Kwacha 12,099,250,000	United States Dollar 2,041,723	569,352
6/11/10	Zambian Kwacha 11,856,500,000	United States Dollar 2,449,690	102,072
7/20/10	Ukrainian Hryvnia 44,684,900	United States Dollar 4,446,259	667,549
7/21/10	Ukrainian Hryvnia 43,991,900	United States Dollar 4,443,626	588,490
7/23/10	Ukrainian Hryvnia 44,107,800	United States Dollar 4,455,333	585,266
8/19/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,390,946	65,771
8/23/10	Zambian Kwacha 6,867,100,000	United States Dollar 1,400,020	54,946

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/3/10	Ukrainian Hryvnia 29,770,000	United States Dollar 2,658,036	$664,588
9/28/10	Zambian Kwacha 9,769,300,000	United States Dollar 1,855,518	192,211
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	147,169
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	65,486
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	(52,694)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	(39,802)

			$1,703,978

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $294,881 and a payable of $1,463,553.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/10	25 Hang Seng H-shares	Short	$(1,853,213)	$(1,859,073)	$(5,860)
3/10	69 Euro-Bobl	Short	(11,142,285)	(11,218,081)	(75,796)
3/10	43 Euro-Bund	Short	(7,346,727)	(7,355,849)	(9,122)
3/10	32 Japan 10 Year Bond	Short	(49,460,322)	(49,457,929)	2,393
3/10	309 U.S. 5 Year Treasury Note	Short	(35,998,934)	(35,986,430)	12,504

					$(75,881)

Euro Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-shares: Hang Seng China Enterprises Index comprised of H-shares listed on the Hong Kong Stock Exchange.

Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(18,072)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(101,821)
JPMorgan Chase Bank	BRL	86,633	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(92,420)

							$(212,313)

BRL	-	Brazilian Real
ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	Barclays Bank PLC	$5,000	1.70%	3/20/18	6.31%	$(1,109,394)
Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	6.31	(1,109,394)
Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	6.31	(1,447,990)
Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	5.78	(1,122,708)
Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	5.78	(1,013,008)

						$(5,802,494)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$113,742
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(94,226)
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(38,499)
China	Barclays Bank PLC	8,700	1.00	(1)	3/20/15	(14,031)
China	Barclays Bank PLC	8,700	1.00	(1)	3/20/20	(55,642)
China	Citigroup Global Markets	4,300	1.00	(1)	3/20/20	(20,530)
China	JPMorgan Chase Bank	4,300	1.00	(1)	3/20/15	(8,998)
Greece	Credit Suisse First Boston	20,000	0.20		6/20/20	4,535,800
Greece	Goldman Sachs, Inc.	35,000	0.29		6/20/15	5,527,066
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	4,017,042
Italy	Credit Suisse First Boston	18,200	0.20		12/20/16	1,055,183
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	(54,380)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(88,866)
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	(228,169)
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	(55,675)
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	(51,466)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	(77,452)
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	4,706
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	(6,180)
Malaysia	Bank of America	3,900	0.83		12/20/14	34,874
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(443,301)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	73,428
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(452,202)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	26,994
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(37,647)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	85,628
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(60,671)
Philippines	Credit Suisse First Boston	5,000	1.88		6/20/11	(60,671)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(60,671)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	30,794
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	85,628
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(23,930)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(41,710)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(11,367)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	58,710
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	95,463
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	50,413
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	82,042
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	2,910
South Africa	Credit Suisse First Boston	4,600	1.00	(1)	3/20/20	39,117
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(9,531)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(66,134)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	171,980
Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	75,588
Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	90,798
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	36,448
Turkey	Barclays Bank PLC	4,170	2.12		1/20/13	(65,683)
Turkey	Citigroup Global Markets	9,400	2.93		9/20/19	(656,029)

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Turkey	Credit Suisse First Boston		$5,000	2.87%		7/20/11	$(129,121)
Turkey	Credit Suisse First Boston		4,120	2.11		1/20/13	(63,696)
Turkey	JPMorgan Chase Bank		10,000	3.16		4/20/10	(145,192)
Turkey	JPMorgan Chase Bank		12,610	2.12		1/20/13	(198,624)
Turkey	Morgan Stanley		5,000	4.05		4/06/14	(506,498)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR	16,100	1.00	(1)	12/20/14	(9,583)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs, Inc.	EUR	16,100	1.00	(1)	12/20/14	(4,569)

							$12,453,410

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $26,600,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Depreciation
JPMorgan Chase Bank	$1,943,978	8/25/10	1-Month USD LIBOR-BBA+ 50 bp	Total Return on JPMorgan Abu Dhabi Index	$(3,424)

					$(3,424)

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Bank of America	TRY	19,000	$12,684	3 Month USD- LIBOR-BBA	10.03%	11/25/13	$(205,241)
Citigroup Global Markets	TRY	4,000	$2,475	3 Month USD- LIBOR-BBA	11.95%	2/15/12	(648,850)
Citigroup Global Markets	TRY	8,441	$5,091	3 Month USD- LIBOR-BBA	12.10%	2/15/12	(1,515,981)
Citigroup Global Markets	TRY	12,367	$7,361	3 Month USD- LIBOR-BBA	12.46%	8/14/13	(1,936,113)
Citigroup Global Markets	TRY	6,159	$4,122	3 Month USD- LIBOR-BBA	10.05%	11/06/13	(80,789)
Credit Suisse First Boston	TRY	6,790	$3,922	3 Month USD- LIBOR-BBA	12.45%	2/15/12	(1,388,415)
JPMorgan Chase Bank	TRY	7,159	$4,792	3 Month USD- LIBOR-BBA	10.10%	11/06/13	(101,203)
JPMorgan Chase Bank	TRY	13,609	$9,189	3 Month USD- LIBOR-BBA	11.20%	5/21/14	(637,747)

							$(6,514,339)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	4,078,000	$522,711

Outstanding, end of period	JPY	4,078,000	$522,711

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivative		Derivative
Credit	Credit Default Swaps	$16,294,354		$(9,643,438)

		$16,294,354		$(9,643,438)

Equity	Total Return Swaps	$—		$(3,424)
Equity	Futures Contracts	—		(5,860)*

		$—		$(9,284)

Foreign Exchange	Currency Options Purchased	$828,298		$—
Foreign Exchange	Currency Options Written	—		(37,046)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,100,490		(8,360,701)

		$11,928,788		$(8,397,747)

Interest Rate	Cross-Currency Swaps	$—		$(6,514,339)
Interest Rate	Futures Contracts	14,897	*	(84,918)*
Interest Rate	Interest Rate Swaps	—		(212,313)

		$14,897		$(6,811,570)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,448,055,314

Gross unrealized appreciation	$56,799,054
Gross unrealized depreciation	(15,811,295)

Net unrealized appreciation	$40,987,759

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$150,524,631	$2,657,636	$153,182,267
Foreign Corporate Bonds & Notes	—	5,236,472	—	5,236,472
Corporate Bonds & Notes	—	1,638,032	—	1,638,032
Collateralized Mortgage Obligations	—	132,949,700	—	132,949,700
Commercial Mortgage-Backed Securities	—	22,172,892	—	22,172,892
Mortgage Pass-Throughs	—	949,527,403	—	949,527,403
U.S. Government Agency Obligations	—	79,241,518	—	79,241,518
U.S. Treasury Obligations	—	110,489,738	—	110,489,738
Common Stocks	—	326,200	—	326,200
Currency Options Purchased	—	828,298	—	828,298
Short-Term Investments	199,160,072	834,290,481	—	1,033,450,553

Total Investments	$199,160,072	$2,287,225,365	$2,657,636	$2,489,043,073

Forward Foreign Currency Exchange Contracts	$—	$11,100,490	$—	$11,100,490
Swaps Contracts	—	16,294,354	—	16,294,354
Futures Contracts	14,897	—	—	14,897

Total	$199,174,969	$2,314,620,209	$2,657,636	$2,516,452,814

Liability Description
Currency Options Written	$—	$(37,046)	$—	$(37,046)
Forward Foreign Currency Exchange Contracts	—	(8,360,701)	—	(8,360,701)
Swaps Contracts	—	(16,373,514)	—	(16,373,514)
Futures Contracts	(90,778)	—	—	(90,778)
Securities Sold Short	—	(81,798,771)	—	(81,798,771)

Total	$(90,778)	$(106,570,032)	$—	$(106,660,810)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Foreign
	Government Bonds	Total
Balance as of October 31, 2009	$2,353,740	$2,353,740
Realized gains (losses)	—	—
Change in net unrealized	303,896	303,896
appreciation (depreciation)
Net purchases (sales)	—	—
Accrued discount (premium)	—	—
Net transfers to (from) Level 3	—	—

Balance as of January 31, 2010	$2,657,636	$2,657,636

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$303,896	$303,896

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010